Net finance costs - Summary of Net Finance Costs (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about finance income expense [Line Items]
Finance costs	€ (501)	€ (672)	€ (821)
Bank loans and overdrafts	(34)	(32)	(46)
Interest on bonds and other loans	(402)	(533)	(617)
Interest on lease liabilities	(72)	(82)	(100)
Net gain/(loss) on transactions for which hedge accounting is not applied	7	(25)	(58)
Finance income	147	232	224
Pensions and similar obligations	(10)	(9)	(30)
Net finance costs before non-underlying items	(364)	(449)	(627)
Interest related to the UK tax audit of intangible income and centralised services	10	(56)	0
Net finance costs	(354)	(505)	(627)
Unwinding of discount	(19)	(21)
Brazil
Disclosure of detailed information about finance income expense [Line Items]
Interest on tax settlement	8	90
India
Disclosure of detailed information about finance income expense [Line Items]
Interest on corporate income tax refund	7	27
On foreign exchange derivatives
Disclosure of detailed information about finance income expense [Line Items]
Net gain/(loss) on transactions for which hedge accounting is not applied	(68)	275	(321)
Exchange difference on underlying items
Disclosure of detailed information about finance income expense [Line Items]
Net gain/(loss) on transactions for which hedge accounting is not applied	€ 75	€ (300)	€ 263